INVENTORY, NET	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORY, NET	INVENTORY, NET

(US$ MILLIONS)	2022	2021
Raw materials and consumables	$1,485	$1,340
Fuel products (1)	850	727
Work in progress	778	723
RTFO certificates	415	391
Finished goods and other (2)	1,658	1,331
Carrying amount of inventories	$5,186	$4,512
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(1)Fuel products that are traded in active markets are purchased with a view to resell in the near future. As a result, these stocks of fuel products are recorded at fair value based on quoted market prices.
(2)Finished goods and other are primarily composed of finished goods inventory in the infrastructure services and industrials segments.
The following table summarizes the change in the inventory obsolescence provision for the years ended December 31, 2022, and 2021:

(US$ MILLIONS)	2022	2021
Inventory obsolescence provision - beginning	$69	$55
Add: increase in provision	29	35
Deduct: inventory obsolescence write-off	(31)	(20)
Impact of foreign exchange	—	(1)
Inventory obsolescence provision - ending	$67	$69